CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 23,629	$ 17,945
Restricted cash	2,319	1,800
Accounts receivable, net	1,355	976
Inventories	4,943	3,641
Prepayments and other current assets, net	1,884	2,610
Total current assets	34,130	26,972
Property and equipment, net	1,313	2,185
Intangible assets, net	2,180	2,745
Goodwill	27,800	26,663
Operating lease right-of-use assets	6,068	9,930
Long-term rental deposits	434	806
Long-term investments	77	73
TOTAL ASSETS	72,002	69,374
Current Liabilities
Short-term borrowings	715	685
Accounts payable	12,309	10,378
Advance from customers	9,194	8,357
Operating lease liabilities	2,818	4,047
Accrued expenses and other current liabilities	48,956	54,091
Total current liabilities	73,992	77,558
Operating lease liabilities	1,886	4,780
Deferred tax liabilities	107	101
Unrecognized tax benefits	0	107
TOTAL LIABILITIES	75,985	82,546
Commitments and contingencies
SHAREHOLDERS' DEFICIT
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 244,955,045 and 244,955,045 share issued as of December 31, 2024 and 2025, respectively; 220,668,763 and 217,063,339 shares outstanding as of December 31, 2024 and 2025, respectively)	17	17
Additional paid-in capital	280,646	282,766
Treasury shares (24,248,036 and 27,853,460 shares as of December 31, 2024 and 2025, respectively)	(29,392)	(30,880)
Statutory reserves	396	390
Accumulated other comprehensive loss	(1,723)	(3,265)
Accumulated deficit	(253,927)	(262,200)
TOTAL SHAREHOLDERS' DEFICIT	(3,983)	(13,172)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 72,002	$ 69,374